Intangible Assets - Summary of Intangible Assets (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Intangible Assets [Line Items]
Goodwill	$ 17,373,413	$ 15,950,624	$ 17,411,685	$ 17,037,297
Total Intangible assets	17,938,868	16,581,709	18,367,245	18,233,245
Technology
Disclosure Of Intangible Assets [Line Items]
Intangible assets	421,296	$ 631,085	$ 955,560	$ 1,195,948
Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets	$ 144,159